OTHER CURRENT LIABILITIES (Details Narrative) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Accrued Liabilities, Current		$ 73,196	$ 118,860
Interest Payable, Current	$ 77,000	11,000
Escrow Deposit	125,000	5,000
Security Deposit Liability	17,700	1,700
[custom:MaintenanceFees-0]	13,531
Hospitality tax	2,938
[custom:SecurityDepositOfHospitalityTax-0]		459
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Liabilities, Current	298,366	75,356	$ 118,860
Accrued Payroll Taxes, Current	$ 62,197	$ 62,196.75